SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
Basis of presentation	The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group's consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, impairment of intangible assets, realization of deferred tax assets, uncertain income tax positions and share-based compensation. Actual results could materially differ from those estimates.

Changes in Presentation of Comparative Information	Changes in Presentation of Comparative Information Certain comparative amounts have been reclassified to conform with the current year's presentation.
Principles of Consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Convenience Translation and Foreign Currency

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency

The functional currency of the Company, BVI, 500wan HK and 500.com USA is the US$. E-Sun Sky Computer and VIEs determined their functional currencies to be the RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders' equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of comprehensive income.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Restricted Cash and Time Deposits

Restricted cash

Restricted cash represents cash held by banks which (i) were granted by the government and designated only for the purchase of fixed assets for certain approved projects, (ii) were drawn from short-term loans and designated only for marketing activities, and (iii) were pledged to financial institutions as collateral for the Group's bank loans.

Time deposits

Time deposits represent deposits in commercial banks with original maturities of greater than three months but less than a year. Interest income from time deposits is included in the consolidated statements of comprehensive income. During the years ended December 31, 2012, 2013 and 2014, the Group recorded interest income of RMB1,132, RMB2,058 and RMB17,009 (US$2,741) in the consolidated statements of comprehensive income respectively.

Accounts Receivables and Allowance for Doubtful Accounts

Accounts receivables and allowance for doubtful accounts

Accounts receivables are carried at original invoiced amount less an allowance for doubtful accounts when collection of the amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers factors such as customer circumstances or age of the receivable. Accounts receivable are written off after all collection efforts have ceased. Collateral is not typically required, nor is interest charged on accounts receivable.

Accounts Receivable Due from Employees

Accounts receivable due from employees

Under the current prize payout scheme of national and provincial lottery products, prizes can only be claimed by natural persons who present the winning lottery tickets at the time of collection. Accounts receivable due from employees represents cash from winning tickets deposited into certain employees' personal bank accounts which will be transferred into the Group's bank accounts prior to allocation to the winner's accounts. The Group employs several measures to ensure that the employees' personal bank accounts are under the Group's control, for example, keeping a record of the account numbers, passwords, online login information and electronic banking keys of such personal accounts, and monitoring the account activities constantly.

Property and Equipment, Net

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual

Electronic and office equipment	3-5 years	5%
Motor vehicles	10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	-

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Intangible Assets

Intangible assets

Intangible assets represent computer software, internet domain name and licensing agreement. These intangible assets are amortized on a straight line basis over their estimated useful lives of the respective assets, which are set out as follows:

Category	Estimated Useful Life

Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term

Impairment of Long-Lived Assets

Impairment of long-lived assets

The Group evaluates its long-lived assets or asset group, including intangible assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge for the long-lived assets was recognized for any of the years presented.

Short-term investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments in accordance with ASC 320-10 “Investments—Debt and Equity Securities”. In accordance with ASC 815 “Derivatives and Hedging”, the Group recognizes financial instruments or other contracts that have all the characteristics of a derivative on its balance sheet as either assets or liabilities, at fair value. Changes in the fair value of derivative financial instruments (“financial derivatives”) are either recognized periodically in earnings or in other comprehensive income depending on the use of the financial derivatives and whether it qualifies for hedge accounting. Changes in fair values of financial derivatives not qualified as hedges are reported in earnings. The estimated fair values of financial derivatives are determined at discrete points in time based on the relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Long -term investments

Long term investments

The Group's long-term investments consist of cost method investments. In accordance with ASC 325 “Investments-Other”, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group's share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee's cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Fair Value measurements

Fair value measurements

Financial instruments include cash and cash equivalents, restricted cash, time deposits, accounts receivable, structured deposit (Note 4), and the derivative redemption feature (Note 10). As of December 31, 2013 and 2014, the carrying values of these financial instruments, other than the structured deposit, approximate their fair values due to their short-term maturities. The Group determined the fair value of the derivative redemption feature and the structured deposit with the assistance of an independent third party valuation firm.

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2—	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3—	Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue Recognition

Revenue recognition

The Group's revenues are derived principally from online lottery purchase services. Revenue is recognized in accordance with ASC 605, “Revenue Recognition”, when all of the following four criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the service has been rendered; (iii) the fees are fixed or determinable; and (iv) collectability is reasonably assured.

Online lottery purchase services

The Group earns service income for online lottery purchase services and revenues are generated from processing lottery purchase orders from end users (“Service Fee”). The Group receives purchase orders from end users through its online platforms, which include website and mobile applications, and processes the orders with the lottery administration centers. Service Fee is received from the lottery administration centers based on the pre-determined service fee rate and the total amount of the processed orders. Pursuant to ASC 605-45, “Principal Agent Considerations”, the Group records Service Fee on a net basis because the Group is not the primary obligor in the arrangement, but acts as an agent in providing such purchase services.

Contingent service fee

The Group is entitled to receive additional Service Fee from lottery administration centers when the total amounts of purchase orders reach an agreed threshold (“Contingent Service Fee”). As the Group is the agent in providing lottery purchase services, any Contingent Service Fee received is recorded as net revenue when the agreed thresholds are reached. Once the Group reaches the agreed thresholds, the Contingent Service Fee is then fixed and not subject to any adjustments.

The Super VIP incentive

Certain qualified end users (“Super VIP”) are entitled to receive incentives from the Group based on actual purchase amount of each transaction. As the Group does not receive an additional service or benefit from the Super VIP other than service fee earned from lottery administration centers by the Group from the transaction, the incentives are recognized as a reduction of revenue at each year end in accordance with ASC 605-50, “Customer Payments and Incentives”.

Lottery pool purchase service

Lottery pools involve individual end users purchasing a share in a pooled lottery outcome or group of outcomes with other end users. Through the lottery pool purchase service, an end user, an initiator, starts a lottery pool by specifying a range of parameters, such as the lottery portfolio, total purchase amount and payout ratio.

The initiator is required to commit a minimum initial purchase amount when they initiate a pool, usually a certain percentage of the total purchase amount. Other end users then join the pool by agreeing to the parameters set by the initiator and committing on the purchase amount. When the total purchase amount as specified by the initiator is reached, the pooled lottery purchase order will be delivered in the manner specified by the initiator. When the actual purchase amount does not reach the total purchase amount as specified by the initiator but reaches a certain percentage of total purchase amount before the lottery pool purchase deadline, the Group contributes the remaining outstanding purchase amount (i.e., residual amount of lottery pool) in order to complete the lottery pool transaction. If the tickets win prizes from the lottery, the Group distributes the cash prizes to the end users based on the predetermined payout ratio, and the residual amount after distribution is retained by the Group.

Since the Group contributes the residual amount of lottery pool in order to earn Service Fee from the purchase made by the lottery pool and does not provide any service to the lottery administration centers, the residual amount of lottery pool contributed by the Group paid to the lottery administration centers is recognized as a reduction of revenue. The residual amount of the lottery pool retained by the Group after distribution of the prizes are presented as “other operating income”, and recognized upon the announcement of lottery results, as the Group's principal activity is to provide lottery purchase services to end users.

Cost of Services

Cost of services

Cost of services comprises employee costs, business tax and surcharges and other direct costs incurred in providing the purchase services. These costs are expensed as incurred.

Business tax and surcharges

Business tax and surcharges for the years ended December 31, 2012, 2013 and 2014 of RMB5,485, RMB7,526 and RMB8,198 (US$1,321) respectively, were recorded in cost of services in the consolidated statements of comprehensive income. The Group's online lottery purchase services are subject to business taxes, surcharges and cultural development fees totaling approximately 1.12%-2.97% of revenues before deduction for incentives to certain registered users and residual amount payment to complete the lottery pool purchase.

Sales and Marketing Expense

Sales and marketing expenses

Commission to certain internet companies

The Group is responsible to pay certain internet companies a predetermined fixed percentage of the total purchase or deposit amount only if 1) public users enter the Group's website by redirection through these internet companies' website, and/or 2) public users have successfully purchased any lottery tickets or deposited certain amounts of cash into their accounts in the Group's website. The Group is responsible for providing online lottery purchase services when such public users enter the Group's website to purchase lottery tickets. Neither online lottery purchase services have been provided by these internet companies, nor have separate lottery service agreements been entered into between internet companies and the public users. Since these internet companies are providing similar services as those services that have been provided by the Group's internal sales personnel/agent, any relevant costs to be paid by the Group is treated as sales and marketing expenses.

Advertising expenditure

Advertising costs are expensed as incurred and are included in “sales and marketing expenses” in the consolidated statements of comprehensive income. Advertising expenses were approximately RMB12,143, RMB30,759 and RMB34,489 (US$5,559) for years ended December 31, 2012, 2013 and 2014, respectively.

Sponsorship expenses

The Group's sales and marketing expenses consist of payments under a sponsorship contract. Accounting for sponsorship payments is based upon specific contract provisions.

Generally, sponsorship payments are expensed on a straight-line basis over the term of the contract after giving recognition to periodic performance provisions of the contract. Prepayments made under the contract are included in prepayments based on the period to which the prepayments apply.

Awards granted to certain qualified end users

All new end users are entitled to receive bonus credits from the Group upon the initial registration of their user accounts and all existing users are entitled to receive bonus credits from the Group by depositing a specified amount of cash into their user accounts during a marketing promotion period. The end users can only apply the bonus credits received against future lottery product purchases processed by the Group. The bonus credits are recognized as sales and marketing expenses when the bonus credits are granted to the end users.

All new and existing end users are entitled to receive additional prize money for winning tickets from selected lotteries purchased through the Group during a marketing promotion period. The cost of the additional prize money is to be shared between the lottery administration centers and the Group at a predetermined percentage or funded entirely by the Group. As the Group does not receive an identifiable benefit in return for the consideration that is sufficiently separable from the lottery administration centers' purchase of lottery processing services from the Group, the additional prize money provided to the lottery administration center, are recognized as a reduction of revenue at each period end in accordance with ASC 605-50, “Customer Payments and Incentives”.

Service Development Expenses

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group's website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Leases

Leases

The Group leases certain office facilities under cancelable and non-cancelable operating leases, generally with an option to renew upon expiry of the lease term. In accordance with ASC 840, “Leases”, leases for a lessee are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group had no capital leases for the years ended December 31, 2012, 2013 and 2014.

Income Taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the related PRC tax law and is classified in the consolidated statements of comprehensive income as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740, “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax benefits which is included in the “long-term payables” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30, “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Share-Based Compensation

Share-based compensation

Share options granted to employees and the director

Share options granted to employees and the director are accounted for under ASC 718, “Compensation - Stock compensation”. In accordance with ASC 718, the Group determines whether a share option should be classified and accounted for as a liability award or an equity award. All grants of share options to employees and the director classified as equity awards are recognized in the financial statements based on their grant date fair values. There were no liability awards granted during any of the periods stated herein. The Group recognizes compensation expense using the accelerated method for share options granted with graded vesting based on service conditions, provided that the amount of compensation expense recognized at any date is at least equal to the portion of the grant-date value of the share options that are vested at that date.

Share options granted to employees and the director

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The compensation costs associated with a modification of the terms of the award (“Modification Award”) are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the Modification Award over the fair value of the original award at the modification date. Therefore, in relation to the Modification Award, the Group recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

Share options granted to non-employees

The Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based payment to non-employees”. As the share options granted to non-employees were fully vested on the grant date, the related compensation expense was fully recognized in the consolidated statement of comprehensive income on the grant date.

The Group, with the assistance of an independent valuation firm, determined the fair values of the share options recognized in the consolidated financial statements. The binomial option pricing model is applied in determining the estimated fair value of the share options granted to employees and non-employees.

Deferred offering expenses

Deferred offering expenses

Direct costs incurred by the Group attributable to its proposed public offerings of ordinary shares that have been deferred. Such costs, including legal and other professional fees, are recorded as deferred offering expenses in the consolidated balance sheets and will be charged against the gross proceeds received from such offerings. For the years ended December 31, 2012, 2013 and 2014, the Group expensed deferred offering expenses of RMB6,404, Nil, and RMB3,241 (US$522), respectively, in the consolidated statements of comprehensive income because the Group deemed the proposed public offerings to be aborted in accordance with ASC 340, “Other assets and deferred costs”.

Earnings Per Share

Earnings per share

The Group computes earnings per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two class method. Under the provisions of ASC 260, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options. The dilutive effect of outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Group's Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Group's basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government Grants

Government grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive income as operating income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized as a deferred government grant and recognized in the consolidated statements of comprehensive income as operating income in proportion to the depreciation of the related assets.

Recent Accounting pronouncements

Recent accounting pronouncements

In April 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”. ASU 2014-08 raises the threshold for a disposal to qualify as a discontinued operation and requires new disclosures of both discontinued operations and certain other disposals that do not meet the definition of a discontinued operation. It is effective for public business entities for annual periods beginning on or after December 15, 2014. Early adoption is permitted but only for disposals that have not been reported in financial statements previously issued. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers". ASU 2014-09 supersedes the revenue recognition requirements in ASC 605, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2014-09 is effective for public business entities with annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early adoption is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2014, the FASB issued ASU 2014-12, “Compensation—Stock Compensation”. ASU 2014-12 requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718 as it relates to awards with performance conditions that affect vesting to account for such awards. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. ASU 2014-12 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.